Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	30282-1 / D/WLM/869437.1

June 30, 2006

Securities and Exchange Commission

Division of Corporate Finance

100 F Street North East

Mailstop 7010

Washington, DC 20549-7010

Attention:	Mellissa Campbell Duru

Dear Ms. Duru:

Re: Cascade Energy, Inc. (the “Company”) Amendment No. 1 to Registration Statement on Form SB-2 Filed March 30, 2006 Your File No. 333-130984

                We write further to our discussions on April 18 and 19, 2006 regarding your comments on the Company's Registration Statement on Form SB-2, filed February 22, 2006 and our response letter dated April 20, 2006. As you may recall, there were two outstanding verbal comments, the first pertaining to the number of shares registered pursuant to the debentures and the second pertaining to the requirement for updated financial statements.

General

1.	Please refer to our letter of April 20, 2006 in regards to the responses on the number of shares registered.

Financial Statements

2.	The Amended Registration Statement has been filed with updated financial statements, for the year ended February 28, 2006.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

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Closing Comments

We enclose clean and blacklined versions (four copies) of the Amended Registration Statement, marked to show changes between the version filed on March 30, 2006 and the version filed herewith. We look forward to the receipt of any further comments which you may have in regard to the Amended Registration Statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per: /s/ William L. Macdonald

William L. Macdonald

WLM/mll

Encls.

cc:	Cascade Energy, Inc.